`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     October 10, 2007

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:		63

Form 13F Information Table Value Total:		250321

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp New                  COM              00206R102      715    16906 SH       SOLE                                      16906
Allegheny Technologies Inc     COM              01741R102      587     5341 SH       SOLE                                       5341
American Intl Group Com        COM              026874107     6272    92715 SH       SOLE                                      92715
Amgen Inc                      COM              031162100     3253    57499 SH       SOLE                                      57499
Anadarko Pete Corp Com         COM              032511107      219     4070 SH       SOLE                                       4070
Anheuser Busch                 COM              035229103     4810    96218 SH       SOLE                                      96218
Apple Computers                COM              037833100      439     2858 SH       SOLE                                       2858
BP Amoco P L C Sponsored Adr   COM              055622104     1232    17768 SH       SOLE                                      17768
Bank Of America Corp New       COM              060505104      703    13988 SH       SOLE                                      13988
Berkshire Hathaway Inc Del Cl  COM              084670108     2963       25 SH       SOLE                                         25
Berkshire Hathaway Inc Del Cl  COM              084670207    13923     3523 SH       SOLE                                       3523
Cdt Ventures Inc Com           COM              125128108        0    20000 SH       SOLE                                      20000
Chesapeake Energy Corp Com     COM              165167107     4547   128945 SH       SOLE                                     128945
ChevronTexaco Corp Com         COM              166764100    13111   140102 SH       SOLE                                     140102
Cisco Sys Inc                  COM              17275R102     7795   235283 SH       SOLE                                     235283
Coca-Cola                      COM              191216100     3156    54921 SH       SOLE                                      54921
Colgate Palmolive              COM              194162103      214     2996 SH       SOLE                                       2996
Colonial Bancorp Inc Com       COM              195493309      355    16440 SH       SOLE                                      16440
ConocoPhillips Com             COM              20825C104    10155   115697 SH       SOLE                                     115697
Csx Corp Com                   COM              126408103      328     7680 SH       SOLE                                       7680
Dell Computer                  COM              24702R101     4176   151290 SH       SOLE                                     151290
Dow Chem Co                    COM              260543103      452    10500 SH       SOLE                                      10500
Du Pont E I De Nemours Com     COM              263534109      228     4600 SH       SOLE                                       4600
Exxon Mobil Corp Com           COM              30231G102    24504   264740 SH       SOLE                                     264740
FPL Group Inc.                 COM              302571104      357     5868 SH       SOLE                                       5868
Fuelnation Inc Com New         COM              359528205        0    10000 SH       SOLE                                      10000
General Electric Co            COM              369604103     8184   197684 SH       SOLE                                     197684
Global Crossing                COM              G3921A100        0    13195 SH       SOLE                                      13195
Home Depot                     COM              437076102     4987   153724 SH       SOLE                                     153724
Intel                          COM              458140100     5261   203460 SH       SOLE                                     203460
International Pwr Grou Com     COM              46018A100        2    11525 SH       SOLE                                      11525
Johnson & Johnson              COM              478160104     7921   120561 SH       SOLE                                     120561
Kinder Morgan Mgmt Llc Shs     COM              49455U100      466     9960 SH       SOLE                                       9960
Lowes Cos Inc Com              COM              548661107     2336    83361 SH       SOLE                                      83361
Microsoft                      COM              594918104     5091   172814 SH       SOLE                                     172814
Nokia Corp Sponsored Adr       COM              654902204     6772   178538 SH       SOLE                                     178538
Oracle Corp Com                COM              68389X105     5664   261595 SH       SOLE                                     261595
Pepsico                        COM              713448108     4958    67672 SH       SOLE                                      67672
Pfizer                         COM              717081103     5293   216672 SH       SOLE                                     216672
Proctor & Gamble               COM              742718109     3171    45082 SH       SOLE                                      45082
Provident Energy Tr Unit       COM              74386K104     1965   154825 SH       SOLE                                     154825
SLM Corp                       COM              78442P106     5799   116747 SH       SOLE                                     116747
Student Loan Corp              COM              863902102     2917    16176 SH       SOLE                                      16176
Tompkins Trust Co Inc Com      COM              890110109      751    18921 SH       SOLE                                      18921
Union Pac Corp Com             COM              907818108      355     3140 SH       SOLE                                       3140
United Healthcare Corp Com     COM              91324P102     5209   107565 SH       SOLE                                     107565
Unitrin Inc Com                COM              913275103      550    11100 SH       SOLE                                      11100
Vanguard Intl Eqty Idx Emr Mkt COM              922042858     3492    33648 SH       SOLE                                      33648
Vanguard Whitehall Fds High Di COM              921946406      538     9851 SH       SOLE                                       9851
Verizon Communications Com     COM              92343V104      290     6554 SH       SOLE                                       6554
Wal-Mart Stores Inc            COM              931142103      247     5656 SH       SOLE                                       5656
Walgreens, Inc.                COM              931422109     2040    43180 SH       SOLE                                      43180
Wrigley                        COM              982526105     4403    68550 SH       SOLE                                      68550
iShares Tr Dj Sel Div Inx      COM              464287168     7426   107164 SH       SOLE                                     107164
iShares Tr Msci Eafe Idx       COM              464287465      241     2916 SH       SOLE                                       2916
iShares Tr Msci Val Idx        COM              464288877    20042   256646 SH       SOLE                                     256646
iShares Tr Russell 2000        COM              464287655      618     7722 SH       SOLE                                       7722
iShares Tr S&P 100 Idx Fd      COM              464287101     7593   106154 SH       SOLE                                     106154
iShares Tr S&P 500/Bar Value   COM              464287408      212     2600 SH       SOLE                                       2600
iShares Tr S&P Gbl Energy      COM              464287341     7820    56647 SH       SOLE                                      56647
iShares Tr S&P Midcap Value    COM              464287705     8263    98304 SH       SOLE                                      98304
iShares Tr S&P Smlcp Grow      COM              464287887     1291     9013 SH       SOLE                                       9013
iShares Tr S&P Smlcp Value     COM              464287879     3659    48501 SH       SOLE                                      48501